Document and Entity Information Document	Jul. 13, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 13, 2021
Entity File Number	1-3754
Entity Registrant Name	Ally Financial Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-0572512
Entity Address, Address Description	Ally Detroit Center
Entity Address, Address Line One	500 Woodward Avenue
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	866
Local Phone Number	710-4623
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000040729
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ALLY
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	8.125% Fixed Rate/Floating Rate Trust Preferred Securities, Series 2 of GMAC Capital Trust I
Trading Symbol	ALLY PRA